Share-Based Compensation - Schedule of Options Outstanding - Elen (Detail) (Elan [Member], Stock Compensation Plan [Member]) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,005	824	627
1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	46	96
1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	35	57
2006 Long Term Incentive Plan[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	924	671